LOANS RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LOANS RECEIVABLE
Financing Receivable, Gross	$ 43,346	$ 57,925
Secured loans
LOANS RECEIVABLE
Financing Receivable, Gross	$ 28,957	$ 47,859
Secured loans | Minimum
LOANS RECEIVABLE
Debt Instrument, Term	3 months	3 months
Interest rate	10.60%	10.60%
Secured loans | Maximum
LOANS RECEIVABLE
Debt Instrument, Term	12 months	12 months
Interest rate	12.00%	12.00%
Unsecured loans
LOANS RECEIVABLE
Financing Receivable, Gross	$ 14,389	$ 10,066
Unsecured loans | Minimum
LOANS RECEIVABLE
Debt Instrument, Term	3 months	3 months
Interest rate	5.40%	5.40%
Unsecured loans | Maximum
LOANS RECEIVABLE
Debt Instrument, Term	12 months	12 months
Interest rate	21.60%	21.60%